Schedule of tax liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Taxes payables, non current		$ 2
Taxes payables, current	23	36
Sales Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, non current		2
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	4	12
Personal Assets Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	2	1
Payment Plans [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	1
Tax Withholdings To Be Deposited [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	6	2
Royalties [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	9	4
Extraordinary Canon [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current		16
Others One [Member]
IfrsStatementLineItems [Line Items]
Taxes payables, current	$ 2